Cover	Oct. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2021
Entity File Number	000-56030
Entity Registrant Name	Energy and Water Development Corp.
Entity Central Index Key	0001563298
Entity Tax Identification Number	30-0781375
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7901 4th St. N
Entity Address, Address Line Two	Suite 4174
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	305
Local Phone Number	517-7330
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false